Share Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified					0 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jan. 06, 2014 Restricted Stock Units (RSUs) [Member] company	Feb. 28, 2014 Restricted Stock Units (RSUs) [Member] management_company	Apr. 30, 2014 Frontline 2012 [Member] vessel	Apr. 30, 2014 Karpasia [Member] vessel	Feb. 28, 2014 Common Stock [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Common Stock [Member] Frontline 2012 [Member]	Apr. 30, 2014 Common Stock [Member] Karpasia [Member]
Class of Stock [Line Items]
Common stock authorized	$ 2,000	$ 500
Par value of shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common shares issued						49,489			49,489
Number of common shares authorized	200,000,000	50,000,000
Number of common shares issued	49,121,550	30,472,061
Common stock, shares issued	$ 491	$ 305
Number of management companies					2	2
Shares issued										15,500,000	3,100,000
Number of Capesize Newbuildings acquired							5
Number of Vessels Acquired								1
Price per share										$ 12.54	$ 12.54